Post-employment benefits - Plan assets allocation (Detail) - Plan assets - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Total assets	€ 662	€ 1,150	€ 1,089
Assets quoted in active markets
Post-employment benefits [Line Items]
- Debt securities	216	460
- Equity securities	12	12
Other	180	431
Assets not quoted in active markets
Post-employment benefits [Line Items]
- Debt securities	1	0
- Equity securities	0	0
Other	€ 253	€ 247